Business acquisitions (West Auriga - Summary of Proforma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Seadrill Partners LLC as reported - Revenues	$ 1,600.3	$ 1,741.6	$ 1,342.6
Net income	$ 545.7	$ 488.4	314.6
West Auriga
Business Acquisition [Line Items]
Supplemental pro forma combined entity - Revenues			1,390.7
Supplemental pro forma combined entity - Net Income			$ 331.0